Expense Example - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO - Select Software and IT Services Portfolio - Select Software and IT Services Portfolio
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 65
3 years	205
5 years	357
10 years	$ 798